Share-based Compensation - Summary of Changes in Unvested Ordinary Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Beginning balance	2,837,492	1,727,874
Number of unvested ordinary shares, Granted		1,993,503
Number of unvested ordinary shares, Vested	(916,172)	(746,095)
Number of unvested ordinary shares, Forfeited	(18,262)	(137,790)
Ending balance	1,903,058	2,837,492
Beginning balance	$ 6.38	$ 2.96
Weighted average grant date fair value, Granted		7.58
Weighted average grant date fair value, Vested	5.61	3.44
Weighted average grant date fair value, Forfeited	6.80	3.46
Ending balance	$ 6.43	$ 6.38